Right-of-use assets and lease liabilities	6 Months Ended
Jun. 30, 2023
Right of use assets and lease liabilities [Abstract]
Right-of-use assets and lease liabilities

9. Right-of-use assets and lease liabilities

During the six months ended June 30, 2023, right-of-use assets has decreased by £23.0 million from £118.8 million at December 31, 2022 to £95.8 million at June 30, 2023 primarily due to the disposal of £14.8 million of properties and transporters as part of the Revised 2023 Plan (six months ended June 30, 2022: £nil). The disposals of right-of-use assets was accompanied by the termination of £16.5 million of associated lease liabilities (six months ended June 30, 2022: £nil).

The loss recognized on termination of the leases in continuing operations for the six month period to June 30, 2023 was £0.8 million (six months ended June 30, 2022: £nil) after the movement of associated provisions.

The remainder of the movement in right-of-use assets relates to depreciation of £8.0 million (six months ended June 30, 2022: £11.5 million) and foreign exchange.